Non-financial Assets and Liabilities - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Intangible Assets [Line Items]
Opening net book amount	$ 46,574,422	$ 49,087,288
Sale of asset(note 6(a)
Exchange differences	(234,381)	75,440
Amortization charge	(2,698,702)	(2,588,306)
Impairment charge
Closing net book amount	38,161,747	46,574,422
Cost	62,300,948	62,300,948
Exchange difference	(383,937)
Accumulation amortization and impairment	(23,755,264)	(15,726,526)
Net book amount	38,161,747	46,574,422
AVb6 Integrin [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	14,179,639	15,064,229
Sale of asset(note 6(a)
Exchange differences
Amortization charge	(884,592)	(884,590)
Impairment charge
Closing net book amount	13,295,047	14,179,639
Cost	17,691,796	17,691,796
Exchange difference
Accumulation amortization and impairment	(4,396,749)	(3,512,157)
Net book amount	13,295,047	14,179,639
hu PSA Anti-body [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	9,654,514	10,275,699
Sale of asset(note 6(a)
Exchange differences
Amortization charge	(741,732)	(621,185)
Impairment charge
Closing net book amount	8,912,782	9,654,514
Cost	16,212,081	16,212,081
Exchange difference
Accumulation amortization and impairment	(7,299,299)	(6,557,567)
Net book amount	8,912,782	9,654,514
NanoMab [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	15,596,071	16,569,620
Sale of asset(note 6(a)
Exchange differences
Amortization charge	(973,548)	(973,549)
Impairment charge
Closing net book amount	14,622,523	15,596,071
Cost	19,470,972	19,470,972
Exchange difference
Accumulation amortization and impairment	(4,848,449)	(3,874,901)
Net book amount	14,622,523	15,596,071
MAb [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	1,229,761	1,283,925
Sale of asset(note 6(a)
Exchange differences	(56,188)	15,201
Amortization charge	(66,388)	(69,365)
Impairment charge
Closing net book amount	1,107,185	1,229,761
Cost	1,374,030	1,374,030
Exchange difference	(63,810)
Accumulation amortization and impairment	(203,035)	(144,269)
Net book amount	1,107,185	1,229,761
Pharma15 [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	5,445,016	5,384,777
Sale of asset(note 6(a)
Exchange differences	(178,193)	60,239
Amortization charge
Impairment charge
Closing net book amount		5,445,016
Cost	6,940,599	6,940,599
Exchange difference	(320,127)
Accumulation amortization and impairment	(6,620,472)	(1,495,583)
Net book amount		5,445,016
Pivalate [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	246,614	269,018
Sale of asset(note 6(a)
Exchange differences
Amortization charge	(22,404)	(22,404)
Impairment charge
Closing net book amount	224,210	246,614
Cost	336,055	336,055
Exchange difference
Accumulation amortization and impairment	(111,845)	(89,441)
Net book amount	224,210	246,614
Other Intellectual Property [Member]
Schedule of Intangible Assets [Line Items]
Opening net book amount	222,807	240,020
Sale of asset(note 6(a)
Exchange differences
Amortization charge	(10,038)	(17,213)
Impairment charge	(212,769)
Closing net book amount		222,807
Cost	275,415	275,415
Exchange difference
Accumulation amortization and impairment	(275,415)	(52,608)
Net book amount		$ 222,807